Construction contract revenues	6 Months Ended
Jun. 30, 2015
Construction Revenue [Abstract]
Construction Revenue [Text Block]
5. Construction contract revenues

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars)	2015	2014	2015	2014
		(Restated)		(Restated)
Construction contract revenue	$—	$8,084	$—	$38,839
Construction contract expenses	—	(6,668)	—	(33,482)
Recognized contract margin (loss)	$—	$1,416	$—	$5,357

PGN formally accepted the PGN FSRU Lampung and signed the Certificate of Acceptance on October 30, 2014 which was the condition for the final payment related to the Mooring. As such, the Mooring project was 100% completed as of December 31, 2014. As a result, there were no construction contract revenues or expenses for the three months ended June 30, 2015.

As of June 30, 2014, the Mooring project was estimated to be 88% completed.